Class K [Member] Investment Objectives and Goals - Class K - BlackRock Core Bond Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Core Bond Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BlackRock Core Bond Portfolio (the “Core Bond Fund” or the “Fund”) is to seek to realize a total return that exceeds that of the reference benchmark.